Intangible assets, net (Schedule of Annual Estimated Amortization Expense for Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Amortization expenses for intangible assets	¥ 150,092	$ 23,069	¥ 145,063	¥ 57,810
Amortization for Intangible Assets
2018	148,509				$ 22,825
2019	147,921				22,735
2020	94,504				14,525
2021	12,788				1,965
2022	7,415				1,140
Thereafter	49,497				7,608
Total	¥ 460,634				$ 70,798